Pension and Post-Retirement and Post-Employment Benefits - Additional Information (Details) - CAD ($) $ in Millions				3 Months Ended	12 Months Ended
	Nov. 01, 2021	Mar. 01, 2021	Jan. 01, 2016	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Contributions by company to the plan					$ 3	$ 2
Pension plan average pensionable earnings (in years)					3 years
New pension plan average pensionable earnings (in years)					5 years
Annual pension plan contributions					$ 89	$ 62
Estimated annual pension plan contributions for 2023					91
Estimated annual pension plan contributions for 2024					101
Estimated annual pension plan contributions for 2025					103
Estimated annual pension plan contributions for 2026					106
Estimated annual pension plan contributions for 2027					$ 109
Percentage of assets to ascertain concentration of credit risk					10.00%	10.00%
Gain (loss) on derivative. net					$ 3	$ (12)
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Annual pension plan contributions					89	62
Estimated annual pension plan contributions for 2024					405
Estimated annual pension plan contributions for 2025					414
Estimated annual pension plan contributions for 2026					420
Estimated annual pension plan contributions for 2027					424
Transfer of pension obligations					0	0
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Annual pension plan contributions					51	47
Estimated annual pension plan contributions for 2024						68
Estimated annual pension plan contributions for 2025						70
Estimated annual pension plan contributions for 2026						71
Estimated annual pension plan contributions for 2027						72
Transfer of pension obligations	$ 6	$ 28		$ 9	8	34
Cash as part of the transfer	$ 6	$ 27		$ 10
Option One [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Percentage of employer matching contribution			4.00%
Option Two [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Percentage of employer matching contribution			5.00%
Option Three [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Percentage of employer matching contribution			6.00%
Corporate Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension plan					21	22
Province Of Ontario [Member] | Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension plan					425	603
Foreign Exchange Contract [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Notional value					355	414
Gain (loss) on derivative. net					$ (4)	$ 2
ABO [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Funded percentage					113.00%	102.00%
PBO [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Funded percentage					105.00%	92.00%